SHARE-BASED COMPENSATION (Narrative) (Details)	1 Months Ended				12 Months Ended	24 Months Ended
	Jun. 27, 2018 shares	Feb. 22, 2018 USD ($) shares	Jun. 22, 2017 USD ($) shares	Mar. 31, 2014	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 09, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options					$ 1,261,000
Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options					389,000
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted					$ 1,650,000	$ 1,650,000	$ 172,000	$ 193,000
Employees and directors [Member] | 2003 Israeli Share Option Plan ("Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period						5-10 years
Vesting period						3-4 years
Employees and directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance stock options | shares					2,988,617	2,988,617
Shares available for future grant | shares					579,535	579,535
Employees and directors [Member] | Restricted Shares Unit [Member] | 2014 Equity Incentive Plan (the "2014 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period				5-10 years
Vesting period				3-4 years
CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted		$ 98,000			$ 76,000	$ 76,000			$ 39,000
Options granted | shares	131,102	208,332			40,000
Options granted, exercise price					$ 4.63	4.63
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted			$ 172,000		$ 1,261,000	1,261,000
Options granted | shares			40,000		625,000
Options granted, exercise price			$ 6.72		$ 5.15	$ 5.15
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares					625,000
Employees [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares					95,833